Other payables (Tables)	12 Months Ended
Dec. 31, 2020
Trade And Other Current Payables [Abstract]
Schedule Other Payables

Other payables as at December 31, 2020 and 2019 are analysed as follows:

	31/12/20	31/12/19
Salaries and wages	8,621	5,412
Social security contributions	5,073	4,289
Vacation accrual	3,275	3,889
Withholding taxes on payroll and on others	2,097	2,059
Advance payment from the Parent’s majority shareholder	2,500	—
Other accounts payable	6,703	6,400
Total	28,269	22,049